Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014
Income Taxes [Line Items]
Deferred Tax Assets Net	$ 812,819,000	$ 761,768,000
Income Tax Examination Minimum Likelihood Of Tax Benefits Being Realized Upon Ultimate Settlement	50.00%
Unrecognized Tax Benefits Interest On Income Taxes Accrued	3,100,000	3,600,000
Income Tax Examination Penalties Accrued	0	0
Unrecognized Tax Benefits That Would Impact Effective Tax Rate	9,800,000	11,900,000
Unrecognized Tax Benefits Expected Decreases Resulting From Settlements With Taxing Authorities	6,700,000
Unrecognized Tax Benefits Current Interest On Income Taxes Accrued	540,000	1,400,000
Income Tax Expense Benefit	58,279,000	(251,327,000)	(26,403,000)
Deferred Tax Liabilities	158,049,000	134,528,000
Deferred Tax Assets Valuation Allowance	1,212,748,000	1,257,977,000
Prepaid Taxes	198,120,000	91,504,000
Income Tax Reconciliation, Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate	7,000,000	4,400,000	4,400,000
Fixed Rate 700 Percent Notes Due July 2019 [Member]
Income Taxes [Line Items]
Senior Long Term Notes	450,000,000	0		450,000,000
Other Liabilities Member
Income Taxes [Line Items]
Deferred Tax Liabilities	34,000,000	2,000,000
PUERTO RICO
Income Taxes [Line Items]
Marginal Income Tax Rate		39.00%	30.00%
Income Tax Expense Benefit	58,279,000	(251,327,000)	(26,403,000)
Income Tax Reconciliation Change in Deferred Tax Asset	20,048,000	(197,467,000)	0
Capital Gains Tax Rate	20.00%	15.00%
Unrecognized Tax Benefits Period Increases Decreases	(3,601,000)	(7,727,000)	(8,985,000)
Income Tax Reconciliation, Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate	(51,570,000)	135,720,000	65,662,000
ValuationAllowanceDeferredTaxAssetChangeInAmount	8,034,000	0	0
Dividends Received Deduction From Controlled Subsidiary Percentage	100.00%
Dividends Received Deductions From Other Taxable Domestic Corporations Percentage	85.00%
PUERTO RICO | Sale Non Performing Loans [Member]
Income Taxes [Line Items]
Income Tax Expense Benefit		146,400,000
PUERTO RICO | Westernbank Assets Capital Gain Treatment [Member]
Income Taxes [Line Items]
Prepaid Taxes			72,900,000
PUERTO RICO | Westernbank Assets Capital Gain Treatment [Member] | Closing Agreement with the Puerto Rico Department of Treasury [Member]
Income Taxes [Line Items]
Income Taxes Paid	45,000,000
Income Tax Expense Benefit	23,400,000
PUERTO RICO | Net [Member]
Income Taxes [Line Items]
Deferred Tax Assets Net	812,000,000
Banco Popular Puerto Rico Qualified Pension Plan [Member]
Income Taxes [Line Items]
Deferred Tax Assets Other Tax	47,200,000
Deferred Tax Assets, Other Loss Carryforwards	57,800,000
E V E R T E C Inc [Member] | Sale of stock [Member]
Income Taxes [Line Items]
Income Tax Expense Benefit		23,700,000
Parent Company [Member] | Fixed Rate 700 Percent Notes Due July 2019 [Member]
Income Taxes [Line Items]
Deferred Tax Assets Valuation Allowance	$ 17,800,000